GENERAL AND ADMINISTRATIVE- Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 14,177	$ 12,363
Depreciation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	403	376
Share-based compensation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	2,811	3,214
Salaries, wages and benefits [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	3,920	4,131
Directors' DSU expense (recovery) [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	1,781	(1,327)
Direct general and administrative [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 5,262	$ 5,969